Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0000805928
Registrant Name	Axogen, Inc.
Registration File Number	333-292852
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES